COMMITMENTS AND CONTINGENCIES - Advances to Suppliers (Details) $ in Thousands	Jan. 03, 2021 USD ($) vendor	Dec. 29, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of vendors | vendor	1
Advances to supplier	$ 92,900	$ 121,400
Advances to supplier, current portion	$ 43,680	$ 107,388